Fair Value of Financial Instruments - Summary of Fair Value Measurement of Assets And Liabilities (Detail) - CAD ($) $ in Millions		Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		$ 119,081	$ 110,728	$ 108,177
FVTPL Securities		16,764	14,739	13,641
FVOCI Securities		56,519	48,365	43,561
Derivative Assets
Derivative Assets		31,960	33,294	48,160
Derivative Liabilities
Derivative Liabilities		41,802	$ 44,090	59,956
Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		119,081		108,177
FVTPL Securities		16,764		13,641
FVOCI Securities		56,519		43,561
Loans		7,030		5,732
Other Assets	[1]	6,459		4,257
Fair value liabilities		83,039		71,299
Securities sold but not yet purchased		45,302		40,979
Structured note liabilities	[2]	33,121		26,305
Structured deposits	[3]	555		536
Other liabilities	[4]	4,061		3,479
Derivative Assets
Derivative Assets		31,960		48,160
Derivative Liabilities
Derivative Liabilities		41,802		59,956
Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		10,635		10,936
FVTPL Securities		408		493
FVOCI Securities		15,818		12,301
Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		6,886		6,110
FVTPL Securities		1,268		1,080
FVOCI Securities		4,860		4,571
Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		21,186		16,699
FVTPL Securities		5		4
FVOCI Securities		5,432		3,110
Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		481		139
FVOCI Securities		5,066		3,714
Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		2,441		3,970
FVTPL Securities		88		87
FVOCI Securities		7,210		6,411
Measured at fair value [member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		22,255		14,312
FVTPL Securities		8		8
FVOCI Securities		14,598		9,268
Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		10,020		9,592
FVTPL Securities		7,216		6,479
FVOCI Securities		3,378		4,033
Measured at fair value [member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		342		346
Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		44,835		46,073
FVTPL Securities		7,771		5,490
FVOCI Securities		157		153
Measured at fair value [member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		977		176
Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		6,053		5,556
Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		9,995		12,762
Derivative Liabilities
Derivative Liabilities		12,255		16,598
Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		13,923		22,522
Derivative Liabilities
Derivative Liabilities		14,204		25,110
Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		2,975		6,324
Derivative Liabilities
Derivative Liabilities		2,634		3,589
Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		4,951		6,491
Derivative Liabilities
Derivative Liabilities		12,595		14,584
Measured at fair value [member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		116		61
Derivative Liabilities
Derivative Liabilities		114		75
Valued using quoted market prices [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		61,822		64,086
FVTPL Securities		1,959		1,857
FVOCI Securities		6,482		8,109
Other Assets	[1]	6,334		4,148
Fair value liabilities		23,463		19,644
Securities sold but not yet purchased		22,134		18,465
Other liabilities	[4]	1,329		1,179
Derivative Assets
Derivative Assets		1,772		2,554
Derivative Liabilities
Derivative Liabilities		2,406		2,786
Valued using quoted market prices [member] | Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		3,485		6,981
FVTPL Securities		170		319
FVOCI Securities		3,424		3,544
Valued using quoted market prices [member] | Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		1,640		1,120
FVTPL Securities		50		36
FVOCI Securities		1,106		972
Valued using quoted market prices [member] | Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		8,459		7,326
FVTPL Securities		2
FVOCI Securities		1,130		1,443
Valued using quoted market prices [member] | Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities				56
Valued using quoted market prices [member] | Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		1,062		1,085
FVOCI Securities		593		1,795
Valued using quoted market prices [member] | Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		2,341		1,445
FVTPL Securities		59		62
FVOCI Securities		229		355
Valued using quoted market prices [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		44,835		46,073
FVTPL Securities		1,678		1,440
Valued using quoted market prices [member] | Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		38		80
Derivative Liabilities
Derivative Liabilities		52		58
Valued using quoted market prices [member] | Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		2		21
Derivative Liabilities
Derivative Liabilities		4		2
Valued using quoted market prices [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		1,296		1,514
Derivative Liabilities
Derivative Liabilities		1,299		1,523
Valued using quoted market prices [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		436		939
Derivative Liabilities
Derivative Liabilities		1,036		1,203
Valued using quoted market prices [member] | Measured at fair value [member] | Credit default swaps [member]
Derivative Liabilities
Derivative Liabilities		15
Valued using models (with observable inputs) [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		56,461		43,103
FVTPL Securities		8,705		7,732
FVOCI Securities		49,880		35,298
Loans		6,829		5,712
Other Assets	[1]	65		60
Fair value liabilities		59,571		51,653
Securities sold but not yet purchased		23,168		22,514
Structured note liabilities	[2]	33,121		26,305
Structured deposits	[3]	555		536
Other liabilities	[4]	2,727		2,298
Derivative Assets
Derivative Assets		30,174		45,580
Derivative Liabilities
Derivative Liabilities		39,394		57,168
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		7,150		3,955
FVTPL Securities		238		174
FVOCI Securities		12,394		8,757
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		5,246		4,990
FVTPL Securities		1,218		1,044
FVOCI Securities		3,754		3,599
Valued using models (with observable inputs) [member] | Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		12,727		9,373
FVTPL Securities		3		4
FVOCI Securities		4,302		1,667
Valued using models (with observable inputs) [member] | Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		481		83
FVOCI Securities		5,066		3,713
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		1,379		2,885
FVTPL Securities		88		87
FVOCI Securities		6,617		4,616
Valued using models (with observable inputs) [member] | Measured at fair value [member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		21,469		13,327
FVTPL Securities		8		8
FVOCI Securities		14,598		9,268
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		7,667		8,144
FVTPL Securities		7,146		6,409
FVOCI Securities		3,149		3,678
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		342		346
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities		4		6
FVOCI Securities		0
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		977		176
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		5,852		5,536
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		9,957		12,682
Derivative Liabilities
Derivative Liabilities		12,203		16,540
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		13,921		22,475
Derivative Liabilities
Derivative Liabilities		14,200		25,108
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		1,669		4,810
Derivative Liabilities
Derivative Liabilities		1,335		2,066
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		4,511		5,552
Derivative Liabilities
Derivative Liabilities		11,559		13,381
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		116		61
Derivative Liabilities
Derivative Liabilities		97		73
Valued using models (without observable inputs) [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		798		988
FVTPL Securities		6,100		4,052
FVOCI Securities		157		154
Loans		201		20
Other Assets	[1]	60		49
Fair value liabilities		5		2
Other liabilities	[4]	5		2
Derivative Assets
Derivative Assets		14		26
Derivative Liabilities
Derivative Liabilities		2		2
Valued using models (without observable inputs) [member] | Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVOCI Securities				1
Valued using models (without observable inputs) [member] | Measured at fair value [member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		786		985
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		12		3
FVTPL Securities		11		8
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities		6,089		4,044
FVOCI Securities		157		153
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		201		20
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets				26
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		10
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		4
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Credit default swaps [member]
Derivative Liabilities
Derivative Liabilities		$ 2		$ 2

[1]	Other assets include precious metals, segregated fund assets in our insurance business, certain receivables and other items measured at fair value.
[2]	These structured note liabilities included in deposits have been designated at FVTPL.
[3]	This represents certain embedded options related to structured deposits carried at amortized cost.
[4]	Other liabilities include investment contract liabilities and segregated fund liabilities in our insurance business, certain payables and metals deposits that have been designated at FVTPL as well as certain securitization and structured entities’ liabilities measured at FVTPL